Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Borrowings

	2022	2021
Capital funding	1,245	1,292
Operational funding	2,806	8,369
At December 31	4,051	9,661

Current	1,150	824
Non-current	2,901	8,837

Fair value of borrowings	4,114	10,171

Discontinued operations [member]
Statement [LineItems]
Summary of Income statement of discontinued operations

Amounts in EUR millions	2022	2021	2020
Discontinued operations

Premium income	1,569	1,713	1,994

Investment income	1,725	2,074	2,062

Fee and commission income	346	331	283

Other revenues	-	-	-

Total revenues	3,640	4,118	4,339

Income from reinsurance ceded	38	26	(100)

Results from financial transactions	(9,231)	(444)	3,435

Other income	23	27	6

Total income	(5,529)	3,727	7,679

Premiums paid to reinsurers	112	99	63

Policyholder claims and benefits	(8,824)	1,755	6,140

Profit sharing and rebates	4	7	-

Commissions and expenses	739	698	730

Impairment charges / (reversals)	(0)	(2)	107

Interest charges and related fees	85	89	99

Other charges	10	3	46

Total charges	(7,874)	2,649	7,185

Result from discontinued operations before share in profit / (loss) of joint ventures, associates and tax	2,344	1,078	494

Share in profit / (loss) of joint ventures	37	33	19

Share in profit / (loss) of associates	15	127	80

Result before tax from discontinued operations	2,396	1,238	593

Income tax (expense) / benefit	(1,000)	(276)	(107)

Result after tax from discontinued operations	1,396	960	487

Impairment loss on remeasurement of the disposal group	(1,775)	-	-

Net result from discontinued operations after remeasurement	(379)	960	487

Summary of statement of comprehensive income

Amounts in EUR millions	2022	2021	2020

Net result from discontinued operations	(379)	960	487

Items that will not be reclassified to profit or loss:

Changes in revaluation reserve real estate held for own use	-	1	-

Remeasurements of defined benefit plans	948	156	(285)

Income tax relating to items that will not be reclassified	(245)	(24)	126

Items that may be reclassified subsequently to profit or loss:

Gains / (losses) on revaluation of available-for-sale investments	(2,110)	155	21

(Gains) / losses transferred to income statement on disposal and impairment of available-for-sale investments	185	(114)	(13)

Equity movements of joint ventures	-	-	-

Equity movements of associates	2	(1)	2

Income tax relating to items that may be reclassified	497	(18)	(27)

Other	-	1	-

Total other comprehensive income / (loss) from discontinued operations	(723)	156	(176)

Total comprehensive income / (loss) from discontinued operations	(1,102)	1,117	310

Summary of calculation regarding the IFRS 5 requirement to value the discontinued operations at the lower of fair value and carrying amount immediately prior to the time of classification as held for sale

Amounts in EUR millions	2022
Net cash receivable after costs to sell	2,175

Fair value of 29.99% share in a.s.r. 1)	2,700

Fair value less costs to sell	4,875

Carrying amount of Aegon the Netherlands 2)	7,591

Fair value less costs to sell minus carrying amount	(2,716)

Assets in scope for impairment per December 31, 2022	1,775

Impairment loss recognized in 2022	1,775

Impairment to be recognized upon the completion of the sale	941

1	Based on the closing price of a.s.r.’s shares on December 31, 2022
2	The carrying amount of Aegon the Netherlands includes contingent payables and receivables between Aegon NV and Aegon NL that will be recognized prior to the closing date

Summary of details on cashflow from discontinued operations
The table below shows details on cashflow from discontinued operations.

Amounts in EUR millions	2022	2021	2020

Net cash inflow (outflow) from operating activities	4,646	(167)	(5,614)

Net cash inflow (outflow) from investing activities	(4)	31	(23)

Net cash inflow (outflow) from financing activities	(3,275)	(1,835)	1,700

Net cash inflow (outflow) from discontinued operations	1,367	(1,972)	(3,937)

Summary of assets and liabilities were reclassified as held for sale in relation to the discontinued operation
The below table shows the assets held for sale and liabilities held for sale as at December 31, 2022.

Amounts in EUR millions	2022

Assets

Cash and cash equivalents	5,085

Investments	55,496

Investments for account of policyholders	19,097

Derivatives	8,394

Investments in joint ventures	-

Investments in associates	-

Reinsurance assets	79

Defined benefit assets	-

Deferred tax assets	-

Deferred expenses	212

Other assets and receivables	1,388

Intangible assets	-

Total assets held for sale	89,752

Liabilities

Insurance contracts	31,480

Insurance contracts for account of policyholders	19,577

Investment contracts	12,179

Investment contracts for account of policyholders	1,396

Derivatives	9,239

Borrowings	5,227

Provisions	52

Defined benefit liabilities	2,462

Deferred gains	-

Deferred tax liabilities	845

Other liabilities	1,665

Accruals	218

Total liabilities held for sale	84,339

Summary of fair value of the classes of financial assets

		2022

Financial assets at fair value		Fair value at the end of the reporting period	Change in fair value during the reporting period

Shares 1)	SPPI	-	-

	Other	119	(7)

Debt securities	SPPI	14,106	(4,098)

	Other	1,413	(166)

Mortgage loans	SPPI	28,477	(5,163)

	Other	-	-

Private loans	SPPI	3,931	(1,081)

	Other	38	-

Other financial assets	SPPI	-	-

	Other	1,368	145

At December 31		49,452	(10,370)

1	The SPPI-compliant shares include preferred equity instruments.

Summary of SPPI compliant financial assets at carrying value
The table below details the credit risk rating grades for Aegon the Netherlands, as of December 31, 2022, for financial assets with cash flows that are SPPI, excluding any financial assets that meet the definition of held for trading in IFRS 9, or that are managed and whose performance is evaluated on a fair value basis. The table shows the carrying value of those financial assets applying IAS 39 (in the case of financial assets measured at amortized cost, before adjusting for any impairment allowances).

SPPI compliant financial assets at carrying value	AAA	AA	A	BBB	BB	B	CCC or lower	Not Rated	Total

2022

Debt securities – Carried at fair value	8,521	2,545	1,387	1,628	26	-	-	-	14,106

Mortgage loans – Carried at amortized cost	-	-	-	-	-	-	-	31,430	31,430

Private loans – Carried at amortized cost	2,622	253	195	1,025	3	-	-	349	4,447

At December 31	11,143	2,797	1,582	2,653	29	-	-	31,779	49,983

Summary of financial assets are categorized by asset class with a carrying amount and fair value measured in accordance with IAS 39 measurement requirements	The financial assets are categorized by asset class with a carrying amount and fair value measured in accordance with IAS 39 measurement requirements.

	2022

SPPI compliant financial assets rated BB or below	Carrying amount	Fair value

Debt securities – Carried at fair value	26	26

Mortgage loans – Carried at amortized cost	31,430	28,477

Private loans – Carried at amortized cost	352	337

At December 31	31,808	28,840

Summary of Aegon the Netherlands maximum exposure to credit risk from investments in general account financial assets, general account derivatives and reinsurance assetsand collateral held and net exposure
The table that follows shows Aegon the Netherlands’ maximum exposure to credit risk from investments in general account financial assets, as well as general account derivatives and reinsurance assets, collateral held and net exposure.

2022	Maximum exposure to credit risk	Cash	Securities	Letters of credit / guaran- tees	Real estate property	Master netting agree- ments	Other	Total collateral	Surplus collateral (or overcollater- alization)	Net exposure

Debt securities - carried at fair value	15,519	-	-	-	-	-	-	-	-	15,519

Mortgage loans - carried at amortized cost	31,430	2,590	-	22	60,991	-	-	63,603	32,263	90

Private loans - carried at amortized cost	4,484	-	-	-	-	-	-	-	-	4,484

Other loans - carried at amortized cost	3	-	-	-	-	-	-	-	-	3

Other financial assets - carried at fair value	76	-	-	-	-	-	-	-	-	76

Derivatives	8,394	-	-	-	-	8,394	-	8,394	-	(0)

Reinsurance assets	79	-	-	-	-	-	-	-	-	79

At December 31	59,985	2,590	-	22	60,991	8,394	-	71,997	32,263	20,252

Summary of ratings distribution of general account portfolios of Aegon the Netherlands, excluding reinsurance assets	The rating used is the lower of the external rating and the internal rating.

	The Netherlands

Credit rating general account investments, excluding reinsurance assets 2022	Amortized cost	Fair value

AAA	2,623	8,643

AA	253	9,425

A	233	3,411

BBB	1,025	2,327

BB	3	119

B	-	33

CCC or lower	-	1

Assets not rated	31,552	1,450

Total	35,688	25,409

Past due and / or impaired assets	229	17

At December 31, 2022	35,917	25,426

Summary of credit quality of the gross positions in the statement of financial position for general account reinsurance assets	The following table shows the credit quality of the gross positions in the statement of financial position for general account reinsurance assets specifically:

Carrying value

AAA	-

AA	22

A	55

Below A	-

Not rated	1

At December 31, 2022	79

Summary of credit risk concentration
The tables that follow present specific credit risk concentration information for general account financial assets.

Credit risk concentrations – debt securities and money market investments 2022	The Netherlands	Of which past due and / or impaired assets

Residential mortgage-backed securities (RMBSs)	65	-

Commercial mortgage-backed securities (CMBSs)	2	-

Asset-backed securities (ABSs) - CDOs backed by ABS, Corp. bonds, Bank loans	2,714	-

Financial - Banking	1,306	-

Financial - Other	569	-

Capital goods and other industry	276	-

Communications & Technology	715	-

Consumer cyclical	373	-

Consumer non-cyclical	710	-

Energy	26	-

Transportation	424	-

Utility	232	-

Government bonds	8,106	-

At December 31, 2022	15,519	-

Credit risk concentrations – Government bonds per country of risk 2022	The Netherlands

Netherlands	2,671

United Kingdom	3

Austria	347

Belgium	675

Finland	38

France	1,226

Germany	2,412

Indonesia	33

Luxembourg	448

Rest of Europe	70

Rest of world	184

At December 31, 2022	8,106

Credit risk concentrations – Credit rating 2022 1)	Government bonds	Corporate bonds	RMBSs CMBSs ABSs	Other	Total

AAA	5,900	157	2,520	-	8,577

AA	1,907	634	228	-	2,769

A	80	1,688	12	-	1,780

BBB	194	2,087	22	-	2,302

BB	26	64	-	-	90

B	-	-	-	-	-

CCC or lower	-	1	-	-	1

At December 31, 2022	8,106	4,631	2,782	-	15,519
1
CNLP Ratings are used and are the lower of the Barclay’s Rating and the Internal Rating with the Barclay’s rating being a blended rating of S&P, Fitch, and Moody’s.

Credit risk concentrations – mortgage loans 2022	The Netherlands	Of which past due and / or impaired assets

Retail	6	-

Other commercial	19	1

Residential	31,404	154

At December 31, 2022	31,430	155

Summary of the carrying values recognized in the statement of financial position of Aegon the Netherlands interests in RMBSs, CMBSs and ABSs	The Investments column reflects the carrying values recognized in the statement of financial position of Aegon the Netherlands interests in RMBSs, CMBSs and ABSs.

	Total income for the year ended December 31, 2022			December 31, 2022

2022	Interest income	Total gains and losses on sale of assets	Total	Investments

Residential mortgage-backed securities	-	-	1	65

Commercial mortgage-backed securities	-	-	-	2

Asset-backed securities	7	(1)	7	2,714

Total	8	(0)	8	2,782

Summary of amortized cost and fair value of debt securities, money market investments and other
The amortized cost and fair value of debt securities, money market investments and other, included in Aegon the Netherlands available-for-sale
(AFS) portfolios, are as follows as of December 31, 2022:

2022	Amortized cost	Unrealized gains	Unrealized losses	Total fair value	Fair value of instruments with unrealized gains	Fair value of instruments with unrealized losses

Debt securities, money market instruments and other

Dutch government	2,728	15	(72)	2,671	281	2,390

Other government	5,297	172	(244)	5,226	1,867	3,359

Mortgage-backed securities	69	-	(2)	68	9	59

Asset-backed securities	2,816	1	(102)	2,714	5	2,710

Corporate	4,100	3	(673)	3,430	60	3,370

Other	13	-	-	13	13	-

Total	15,023	191	(1,092)	14,122	2,234	11,888

Summary of composition by industry category of Aegon the Netherlands available-for-sale (AFS) debt securities, money market investments and other in an unrealized loss position
The composition by industry category of Aegon the Netherlands available-for-sale
(AFS) debt securities, money market investments and other in an unrealized loss position at December 31, 2022, is presented in the following table:

	December 31, 2022

Unrealized losses - debt securities, money market investments and other	Carrying value of instruments with unrealized losses	Unrealized losses

Residential mortgage-backed securities (RMBSs)	57	(2)

Commercial mortgage-backed securities (CMBSs)	2	-

Asset-backed securities (ABSs) - CDOs backed by ABS, Corp. bonds, Bank loans	2,710	(102)

Financial Industry - Banking	757	(126)

Financial Industry - Insurance	83	(14)

Financial Industry - Other	227	(80)

Industrial	2,183	(425)

Utility	122	(27)

Government	5,749	(316)

Total	11,888	(1,092)

Summary of information on past due and individually impaired financial assets for Aegon the Netherland
The tables that follow provide information on past due and individually impaired financial assets for Aegon the Netherlands.

		2022

Past due but not impaired assets	0-6 months	6-12 months	> 1 year	Total

Mortgage loans	145	3	1	149

Other loans	7	4	61	73

At December 31	152	7	62	222

Impaired financial assets	Carrying amount 2022

Shares	17

Mortgage loans	6

Other loans	2

At December 31	24

Summary of equity market risk and other investments risk

Equity, real estate and non-fixed income exposure	The Netherlands

Equity funds	34

Investments in real estate	2,545

Other alternative investments	349

Other financial assets	1,105

At December 31, 2022	4,032

Summary of market risk concentrations

Market risk concentrations – shares	The Netherlands	Of which impaired assets

Financials	4	-

Funds	1,406	17

At December 31, 2022	1,411	17

Summary of exposures of non-derivative financial assets and non-derivative liabilities that yet have to transition to alternative benchmark rates
The table below summarize the exposures of
non-derivative
financial assets and
non-derivative
liabilities of Aegon the Netherlands that yet have to transition to alternative benchmark rates.

	2022
Non derivative financial instruments to transition to alternative benchmark	Financial assets non-derivatives	Financial liabilities non-derivatives

By benchmark rate

Euribor	3,517	-

Total	3,517	-

Summary of exposures of derivatives

	2022	2021
Derivative financial instruments to transition to alternative benchmark	Nominal Value	Nominal Value

By benchmark rate

GBP LIBOR	-	-

USD LIBOR	963	-

EUR LIBOR	-	-

Euribor	119,638	112,599

Fed Funds	-	-

EONIA	-	-

Total	120,601	112,599

Summary of maturity analysis gross undiscounted contractual cash flows relating to discontinued operations

Maturity analysis – gross undiscounted contractual cash flows (for non-derivatives)	On demand	< 1 yr amount	1 < 5 yrs amount	5 < 10 yrs amount	> 10 yrs amount	Total amount

2022

Borrowings	-	1,574	3,321	14	503	5,412

Other financial liabilities	455	800	129	112	170	1,665

Total financial liabilities (excluding investment/insurance contracts)	455	2,375	3,450	126	673	7,078

Investment contracts 1)	9,167	617	1,448	731	552	12,517

Investment contracts for account of policyholders 1)	1,396	-	-	-	-	1,396

Total investment contracts	10,564	617	1,448	731	552	13,913

1	Excluding investment contracts with discretionary participating features.

Summary of financial liabilities relating to insurance and investment contracts

Financial liabilities relating to insurance and investment contracts 1)	On demand	< 1 yr amount	1 < 5 yrs amount	5 < 10 yrs amount	> 10 yrs amount	Total amount

2022

Insurance contracts	-	1,819	6,330	7,411	30,422	45,982

Insurance contracts for account of policyholders	-	1,227	4,598	5,791	16,253	27,870

Investment contracts	-	7,476	3,410	1,172	552	12,610

Investment contracts for account of policyholders	-	1,396	-	-	-	1,396

Total	-	11,919	14,339	14,373	47,227	87,858

1
The liability amount in the table reflects the discounting for interest as well as adjustments for the timing of other factors as described above. As a result, the sum of the cash benefit payments shown for all years in the table exceeds the corresponding liability amounts included in Insurance contracts and Investments contracts.

Summary of maturity analysis relating to derivatives
The following table details Aegon the Netherlands liquidity analysis for its derivative financial instruments, based on the undiscounted contractual net cash inflows and outflows on derivative instruments that settle on a net basis, and the undiscounted gross inflows and outflows on those derivatives that require gross settlement.

Maturity analysis relating to derivatives 1) (Contractual cash flows)	On demand	< 1 yr amount	1 < 5 yrs amount	5 < 10 yrs amount	> 10 yrs amount	Total amount

2022

Gross settled

Cash inflows	-	2,449	9,757	10,618	20,748	43,572

Cash outflows	-	(2,422)	(10,107)	(11,167)	(20,613)	(44,309)

Net settled

Cash inflows	-	-	-	-	-	-

Cash outflows	-	-	-	-	-	-

1
Derivatives includes all financial derivatives regardless whether they have a positive or a negative value. It does not include bifurcated embedded derivatives. These are presented together with the host contract. For interest rate derivatives only, cash flows related to the pay leg are taken into account for determining the gross undiscounted cash flows.

Summary of liabilities for guarantees that are included in valuation of host contracts net of present value of expected future premiums relating to discontinued operations
These guarantees are valued at fair value and are included as part of insurance liabilities with the underlying host insurance contracts in note 34 Insurance contracts.
The following table provides information on the liabilities for guarantees that are included in the valuation of the host contracts, net of the present value of the expected future premiums that are received to cover these guarantees:

	2022	2021

	GMI 1), 2)	GMI 1), 2)

At January 1	6,429	7,973

Incurred guarantee benefits 3)	(3,471)	(1,544)

At December 31	2,958	6,429

Account value 4)	16,559	20,176

Net amount at risk 5)	3,133	6,794

1	Guaranteed minimum investment return in the Netherlands.
2	Balances are included in the insurance liabilities on the face of the statement of financial position; refer to note 34 Insurance contracts.
3	Incurred guarantee benefits mainly comprise the effect of guarantees from new contracts, releases related to expired out-of-the-money guarantees and fair value movements during the reporting year.
4	Account value reflects the liability value of the insurance contracts as a whole.
5
The net amount at risk represents the sum of the differences between the guaranteed and actual amount that is credited to the policyholders. For Individual policies only positive differences are included, for Group pensions contracts carry forwards of negative differences are recognized.

Summary of provides an analysis of assets and liabilities recorded at fair value on a recurring basis by level of the fair value hierarchy
The table below provides an analysis of assets and liabilities of Aegon the Netherlands recorded at fair value on a recurring basis by level of the fair value hierarchy:

	Level I	Level II	Level III	Total 2022

Assets carried at fair value

Available-for-sale investments

Shares	-	-	21	21

Debt securities	7,897	6,159	54	14,109

Other investments at fair value	-	13	-	13

	7,897	6,171	75	14,143

Fair value through profit or loss

Shares	32	-	1,357	1,390

Debt securities	87	1,279	44	1,410

Other investments at fair value	-	-	64	64

Investments for account of policyholders 1)	10,782	7,383	932	19,097

Derivatives	127	8,268	-	8,394

Investments in real estate	-	-	2,545	2,545

	11,029	16,930	4,942	32,900

Revalued amounts

Real estate held for own use	-	-	76	76

	-	-	76	76

Total assets at fair value	18,925	23,101	5,092	47,118

Liabilities carried at fair value

Investment contracts for account of policyholders 2)	-	1,291	105	1,396

Derivatives	3	8,482	754	9,239

Total liabilities at fair value 3)	3	9,773	859	10,635

1	The investments for account of policyholders included in the table above only include investments carried at fair value through profit or loss.
2	The investment contracts for account of policyholders included in the table above represents only those investment contracts carried at fair value.
3	Total borrowings on the statement of financial position contain borrowings carried at amortized cost that are not included in the above schedule.

Schedule of Transfers between Level 1 and Level II for Financial Assets and Liabilities Recorded at Fair Value on Recurring Basis
The table below shows transfers between Level I and Level II of Aegon the Netherlands for financial assets and financial liabilities recorded at fair value on a recurring basis.

	Total 2022

	Transfers Level I to Level II	Transfers Level II to Level I

Assets carried at fair value

Available-for-sale

Investments for account of policyholders	-	12

Total assets at fair value	-	12

Summary of information about significant unobservable inputs
The table below pres
e
nts information about the significant unobservable inputs used for recurring fair value measurements for certain Level III financial instruments of Aegon the Netherlands.

	Valuation technique 1)	Significant unobservable input 2)	December 31, 2022

Assets carried at fair value

Available-for-sale

Shares

	Net asset value	n.a.	-

	Other	n.a.	21
			21

Debt securities

	Broker quote	n.a.	54
			54
At December 31			75

Fair value through profit or loss
Shares	Other	n.a.	1,357

Debt securities	Other	n.a.	44
			1,401

Other investments at fair value

Investment funds	Net asset value	n.a.	-

Other	Other	n.a.	64
			64

Total assets at fair value 3)			1,540

Liabilities carried at fair value
Derivatives
Embedded derivatives in insurance contracts	Discounted cash flow	Own credit spread	754
Total liabilities at fair value			754

1	Other in the table above (column Valuation technique) includes investments for which the fair value is uncorroborated and no broker quote is received.
2
Not applicable (n.a.) has been included when the unobservable inputs are not developed by the Group and are not reasonably available. Refer to the section Fair value measurement in this note for a detailed description of Aegon’s methods of determining fair value and the valuation techniques.

3
Investments for account of policyholders are excluded from the table above and from the disclosure regarding reasonably possible alternative assumptions. Policyholder assets, and their returns, belong to policyholders and do not impact Aegon’s net result or equity. The effect on total assets is offset by the effect on total liabilities.

Summary of impact on a fair value measurement
The table below presents the impact on a fair value measurement of Aegon the Netherlands of a change in the own credit spread by 5 basis points included in the discount rate.

	December 31, 2022	Effect of reasonably possible alternative assumptions (+/-)

		Increase	Decrease

Financial liabilities carried at fair value

Embedded derivatives in insurance contracts	754	4	(4)

Summary of the carrying values and estimated fair values of assets and liabilities, excluding assets and liabilities which are carried at fair value on a recurring basis
The following table presents the carrying values and estimated fair values for Aegon the Netherlands of assets and liabilities, excluding assets and liabilities which are carried at fair value on a recurring basis.

	Carrying amount December 31, 2022	Estimated fair value hierarchy			Total estimated fair value December 31, 2022

		Level I	Level II	Level III

Assets

Mortgage loans - held at amortized cost	31,430	-	-	28,477	28,477

Private loans - held at amortized cost	4,484	-	-	3,966	3,966

Other loans - held at amortized cost	3	-	-	3	3

Liabilities

Borrowings - held at amortized cost	5,227	-	-	4,920	4,920

Investment contracts - held at amortized cost	12,179	-	-	11,826	11,826

Summary of total financial assets and financial liabilities at fair value through profit or loss
The table that follows summarizes the carrying amounts of financial assets and financial liabilities of Aegon the Netherlands that are classified as at fair value through profit or loss, with appropriate distinction between those financial assets and financial liabilities held for trading and those that, upon initial recognition, were designated as at fair value through profit or loss.

	2022

	Trading	Designated

Investments for general account	-	2,864

Investments for account of policyholders	-	19,097

Derivatives with positive values not designated as hedges	6,522	-

Total financial assets at fair value through profit or loss	6,522	21,960

Investment contracts for account of policyholders	-	1,396

Derivatives with negative values not designated as hedges	8,378	-

Total financial liabilities at fair value through profit or loss	8,378	1,396

Summary of gains and losses on financial assets and financial liabilities classified at fair value through profit or loss
Gains and losses recognized in the income statement on financial assets and financial liabilities classified as at fair value through profit or loss can be summarized as follows:

	2022

	Trading	Designated

Net gains and (losses)	(6,495)	(4,031)

Summary of commitments and contingencies

	2022

	Purchase	Sale

Real estate	341	4

Mortgage loans	1,094	37

Private loans	752	-

Other	209	-

Summary of minimum lease payments under non-cancellable operating leases relating to discontinued operations

	< 1 year amounts	1 < 2 years amounts	2 < 3 years amounts	3 < 4 years amounts	4 < 5 years amounts	> 5 years amounts

2022

Operating lease rights	(2)	(2)	(1)	(1)	(1)	(2)

Summary of commitments and contingent liabilities relating to discontinued operations

2022

Guarantees	12

Standby letters of credit	11

Share of contingent liabilities incurred in relation to interests in joint ventures	5

Summary of financial assets that have been transferred to another party in such a way that part or all of the transferred financial assets do not qualify for dericognition
The following table reflects the carrying amount of financial assets of Aegon the Netherlands that have been transferred to another party in such a way that part or all of the transferred financial assets do not qualify for derecognition. Furthermore, it reflects the carrying amounts of the associated liabilities.

	2022

	Available-for-sale financial assets		Financial assets at fair value through profit or loss

	Shares	Debt securities	Debt securities	Investments for account of policyholders

Carrying amount of transferred assets	40	656	-	-

Carrying amount of associated liabilities	43	676	-	-

Summary of fair value measurement of assets relating to discontinued operations

Securities lending	2022

Carrying amount of transferred financial assets	696

Fair value of cash collateral received	-

Fair value of non-cash collateral received	719

Net exposure	(23)

Non-cash collateral that can be sold or repledged in the absence of default	719

Non-cash collateral that has been sold or transferred	-

Summary of repurchase and reverse repurchase agreements relating to discontinued operations

Reverse repurchase agreements	2022

Cash paid for reverse repurchase agreements	220

Fair value of non-cash collateral received	220

Net exposure	-

Non-cash collateral that can be sold or repledged in the absence of default	220

Non-cash collateral that has been sold or transferred	-

Summary of offsetting of financial assets and financial liabilities relating to discontinued operations	The following table only includes financial positions of Aegon the Netherlands for which there is a recognized corresponding position that could be offset under a legally enforceable master netting arrangement or similar agreement. Aegon the netherlands also enters into collateralized (reverse) repo or security lending and borrowing transaction, for which the collateral is not recognized on the balance sheet. The table provides details relating to the effect, or potential effect, of netting arrangements, including rights to set-off,
associated with the entity’s recognized financial assets and recognized financial liabilities.

	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities set off in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amounts not set off in the statements of financial position
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements				Financial instruments	Cash collateral received (excluding surplus collateral)	Net amount

2022

Derivatives	8,394	-	8,394	8,394	-	-

At December 31	8,394	-	8,394	8,394	-	-

	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets set off in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amounts not set off in the statements of financial position
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements				Financial instruments	Cash collateral pledged (excluding surplus collateral)	Net amount

2022

Derivatives	8,485	—	8,485	8,419	66	-

At December 31	8,485	—	8,485	8,419	66	-

Aegon Nederland N.V. [member] | Discontinued operations [member]
Statement [LineItems]
Summary of actuarial assumptions used to determine defined benefit obligations
The principal actuarial assumptions that apply for the year-ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2022	2021

Demographic actuarial assumptions

Mortality	NL mortality table 1)	NL mortality table 1)

Financial actuarial assumptions

Discount rate	3.61%	1.01%

Salary increase rate 2)	Curve 2022	Curve 2021

	Percentage is no	53.05% of
Indexation 2)	longer derived	Curve 2021

1	Based on prospective mortality table of the Dutch Actuarial Society with minor methodology adjustments.
2	Based on Dutch Consumer Price Index.
The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions of the retirement benefit plan would have the following effects per year-end:

	Estimated approximate effects on the defined benefit obligation

	2022	2021

Demographic actuarial assumptions

10% increase in mortality rates	(38)	(100)

10% decrease in mortality rates	41	112

Financial actuarial assumptions

100 basis points increase in discount rate	(221)	(622)

100 basis points decrease in discount rate	281	849

100 basis points increase in salary increase rate	-	-

25 basis points increase in indexation	n/a	187

25 basis points decrease in indexation	n/a	(170)

Operational funding [member]
Statement [LineItems]
Summary of Borrowings

	Coupon rate	Coupon date	Issue /Maturity	2022	2021
Revolving Loan Facility Warehouse Mortgage Loans 1)	Floating	Monthly	- /22	-	592
Revolving Loan Facility Warehouse Mortgage Loans 1)	Floating	Monthly	- /24	-	494
EUR 875 million “SAECURE 16” RMBS Note 1) , 2)	Floating	Quarterly	2018 / 23	-	676
EUR 512 million “SAECURE 18” RMBS Note 1) , 3)	Floating	Quarterly	2019 / 25	-	355
EUR 657 million “SAECURE 20” RMBS Note 1) , 4)	Floating	Quarterly	2021 / 27	-	625
EUR 500 million Conditional Pass-Through Covered Bond 1) , 5)	0.250%	Annual	2016 / 23	-	499
EUR 500 million Conditional Pass-Through Covered Bond 1) , 6)	0.375%	Annual	2017 / 24	-	499
EUR 500 million Conditional Pass-Through Covered Bond 1) , 7)	0.010%	Annual	2020 / 25	-	506
EUR 500 million Conditional Pass-Through Covered Bond 1) , 8)	0.750%	Annual	2017 / 27	-	492
EUR 500 million Conditional Pass-Through Covered Bond 1) , 9)	0.375%	Annual	2021 / 36	-	494
FHLB Secured borrowings 1)	Floating	Quarterly	2021 / 24	2,806	2,634
Aegon Bank Senior Non-Preferred debt 1)	0.625%	Annual	2019 / 24	-	499
Other				-	5
At December 31				2,806	8,369

1	Issued by a subsidiary of Aegon N.V.
2
The first optional redemption date is October 30, 2023; the final legal maturity date is October 30, 2091. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

3
The first optional redemption date is July 28, 2025; the final legal maturity date is April 28, 2092. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

4
The first optional redemption date is October 28, 2027; the final legal maturity date is April 28, 2093. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

5	The maturity date is May 25, 2023; the extended due for payment date is May 25, 2055.
6	The maturity date is November 21, 2024; the extended due for payment date is November 21, 2056.
7	The maturity date is November 16, 2025; the extended due for payment date is November 16, 2057.
8	The maturity date is June 27, 2027; the extended due for payment date is June 27, 2059.
9	The maturity date is June 9, 2036; the extended due for payment date is June 9, 2037.

Operational funding [member] | Discontinued operations [member]
Statement [LineItems]
Summary of Borrowings

	Coupon rate	Coupon date	Issue / Maturity	2022

Revolving Loan Facility Warehouse Mortgage Loans	Floating	Monthly	- / 23	260

Revolving Loan Facility Warehouse Mortgage Loans	Floating	Monthly	- / 24	250

Revolving Loan Facility Warehouse Mortgage Loans	Floating	Monthly	- / 25	271

EUR 875 million “SAECURE 16” RMBS Note 1)	Floating	Quarterly	2018 / 23	609

EUR 550 million “SAECURE 18” NHG RMBS Note 2)	Floating	Quarterly	2019 / 25	300

EUR 750 million “SAECURE 20” RMBS Note 3)	Floating	Quarterly	2021 / 27	542

EUR 500 million Conditional Pass-Through Covered Bond 4)	0.250%	Annual	2016 / 23	500

EUR 500 million Conditional Pass-Through Covered Bond 5)	0.375%	Annual	2017 / 24	499

EUR 500 million Conditional Pass-Through Covered Bond 6)	0.010%	Annual	2020 / 25	505

EUR 500 million Conditional Pass-Through Covered Bond 7)	0.750%	Annual	2017 / 27	493

EUR 500 million Conditional Pass-Through Covered Bond 8)	0.375%	Annual	2021 / 36	494

Aegon Bank Senior Non-Preferred debt	0.625%	Annual	2019 / 24	499

Other				5

At December 31				5,227

1
The first optional redemption date is October 30, 2023; the final legal maturity date is October 30, 2091. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

2
The first optional redemption date is July 28, 2025; the final legal maturity date is April 28, 2092. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

3
The first optional redemption date is October 28, 2027; the final legal maturity date is April 28, 2093. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

4	The maturity date is May 25, 2023; the extended due for payment date is May 25, 2055.
5	The maturity date is November 21, 2024; the extended due for payment date is November 21, 2056.
6	The maturity date is November 16, 2025; the extended due for payment date is November 16, 2057.
7	The maturity date is June 27, 2027; the extended due for payment date is June 27, 2059.
8	The maturity date is June 9, 2036; the extended due for payment date is June 9, 2037.